Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ (943,000)	$ (202,000)	$ (3,286,000)
Deferred Tax Assets, Valuation Allowance	40,646,000	17,854,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	952,000	0	0
Undistributed Earnings of Foreign Subsidiaries	111,800,000
Percentage of tax benefit likelihood to be realized upon examination	50.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense (Benefit)	(4,600,000)	900,000	(500,000)
Total Unrecognized Tax Benefits Including Interest And Penalties	115,804,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		109,200,000
Income Tax Expense
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	22,800,000
Other Expense
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	21,900,000
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	431,600,000
Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	45,200,000
Tax Credit Carryforward, Amount	$ 25,300,000